Thrivent Mid Cap Value ETF Average Annual Total Returns		12 Months Ended	33 Months Ended	58 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	10.91%	16.38%
Russell MidCap® Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.07%		11.71%
S&P MidCap 400® Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.71%		14.14%
None
Prospectus [Line Items]
Average Annual Return, Percent		9.56%		15.09%
Performance Inception Date	Feb. 28, 2020
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.97%		14.20%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.88%		12.04%